Shareholder Report, Average Annual Return (Details)	9 Months Ended
Dec. 31, 2025
Brookmont Catastrophic Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%
Bloomberg Global-Aggregate Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%
Swiss Re Global Cat Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%